UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue

         Morristown, NJ  07960

13F File Number:  28-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

     /S/  Roderick McRae III      Florham Park, NJ     January 25, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $99,255 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      448     8300 SH       SOLE                        0     8300        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101     2692    64870 SH       SOLE                        0    64870        0
APPLE INC                      COM              037833100      353     1675 SH       SOLE                        0     1675        0
AT&T INC                       COM              00206R102      469    16731 SH       SOLE                        0    16731        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      227     5300 SH       SOLE                        0     5300        0
BP PLC                         SPONSORED ADR    055622104      433     7475 SH       SOLE                        0     7475        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     1036    19033 SH       SOLE                        0    19033        0
CELGENE CORP                   COM              151020104      418     7500 SH       SOLE                        0     7500        0
CISCO SYS INC                  COM              17275R102     5176   216210 SH       SOLE                        0   216210        0
COCA COLA CO                   COM              191216100      236     4144 SH       SOLE                        0     4144        0
CONOCOPHILLIPS                 COM              20825C104     1226    24010 SH       SOLE                        0    24010        0
CONSOLIDATED EDISON INC        COM              209115104     3263    71822 SH       SOLE                        0    71822        0
DANAHER CORP DEL               COM              235851102      609     8100 SH       SOLE                        0     8100        0
DEVON ENERGY CORP NEW          COM              25179M103     1184    16105 SH       SOLE                        0    16105        0
EATON CORP                     COM              278058102     2760    43380 SH       SOLE                        0    43380        0
EV3 INC                        COM              26928A200     1978   148285 SH       SOLE                        0   148285        0
EXXON MOBIL CORP               COM              30231G102     2148    31503 SH       SOLE                        0    31503        0
FPL GROUP INC                  COM              302571104      227     4300 SH       SOLE                        0     4300        0
GENERAL ELECTRIC CO            COM              369604103      755    49917 SH       SOLE                        0    49917        0
HANSEN MEDICAL INC             COM              411307101       65    21600 SH       SOLE                        0    21600        0
HEINZ H J CO                   COM              423074103      396     9250 SH       SOLE                        0     9250        0
ILLINOIS TOOL WKS INC          COM              452308109     2960    61675 SH       SOLE                        0    61675        0
INTEL CORP                     COM              458140100      890    43607 SH       SOLE                        0    43607        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      343     2618 SH       SOLE                        0     2618        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     2259     7445 SH       SOLE                        0     7445        0
JOHNSON & JOHNSON              COM              478160104     2347    36442 SH       SOLE                        0    36442        0
KIMBERLY CLARK CORP            COM              494368103      873    13700 SH       SOLE                        0    13700        0
L-1 IDENTITY SOLUTIONS INC     COM              50212A106     2190   292370 SH       SOLE                        0   292370        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2685    30880 SH       SOLE                        0    30880        0
LOWES COS INC                  COM              548661107     3522   150570 SH       SOLE                        0   150570        0
MEDTRONIC INC                  COM              585055106     4135    94025 SH       SOLE                        0    94025        0
MICROSOFT CORP                 COM              594918104     4258   139702 SH       SOLE                        0   139702        0
NEWMONT MINING CORP            COM              651639106      651    13750 SH       SOLE                        0    13750        0
NIKE INC                       CL B             654106103     2057    31135 SH       SOLE                        0    31135        0
OMNICOM GROUP INC              COM              681919106     2464    62925 SH       SOLE                        0    62925        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      133    13800 SH       SOLE                        0    13800        0
PENN WEST ENERGY TR            TR UNIT          707885109      266    15100 SH       SOLE                        0    15100        0
PEPSICO INC                    COM              713448108     5377    88444 SH       SOLE                        0    88444        0
PITNEY BOWES INC               COM              724479100     2532   111234 SH       SOLE                        0   111234        0
PROCTER & GAMBLE CO            COM              742718109     4332    71448 SH       SOLE                        0    71448        0
SANDRIDGE ENERGY INC           COM              80007P307       94    10000 SH       SOLE                        0    10000        0
SCHLUMBERGER LTD               COM              806857108      208     3200 SH       SOLE                        0     3200        0
SOUTHERN CO                    COM              842587107     2459    73790 SH       SOLE                        0    73790        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1188    11075 SH       SOLE                        0    11075        0
SYSCO CORP                     COM              871829107     3613   129315 SH       SOLE                        0   129315        0
TARGET CORP                    COM              87612E106      678    14010 SH       SOLE                        0    14010        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5112    90990 SH       SOLE                        0    90990        0
THERMO FISHER SCIENTIFIC INC   COM              883556102      240     5029 SH       SOLE                        0     5029        0
TIFFANY & CO NEW               COM              886547108      226     5267 SH       SOLE                        0     5267        0
TRAVELERS COMPANIES INC        COM              89417E109     3512    70428 SH       SOLE                        0    70428        0
UNITED TECHNOLOGIES CORP       COM              913017109     3653    52630 SH       SOLE                        0    52630        0
VERIZON COMMUNICATIONS INC     COM              92343V104     4531   136778 SH       SOLE                        0   136778        0
WALGREEN CO                    COM              931422109      217     5900 SH       SOLE                        0     5900        0
WELLS FARGO & CO NEW           COM              949746101     2861   106012 SH       SOLE                        0   106012        0
ZIMMER HLDGS INC               COM              98956P102      290     4900 SH       SOLE                        0     4900        0